Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) (JPY ¥)	Sep. 30, 2013		Mar. 31, 2013		Sep. 30, 2013 Level 1 [Member]		Mar. 31, 2013 Level 1 [Member]		Sep. 30, 2013 Level 1 [Member] Equity contracts [Member]		Mar. 31, 2013 Level 1 [Member] Equity contracts [Member]		Sep. 30, 2013 Level 1 [Member] Interest rate contracts [Member]		Mar. 31, 2013 Level 1 [Member] Interest rate contracts [Member]		Sep. 30, 2013 Level 1 [Member] Credit contracts [Member]		Mar. 31, 2013 Level 1 [Member] Credit contracts [Member]		Mar. 31, 2013 Level 1 [Member] Foreign exchange contracts [Member]		Sep. 30, 2013 Level 1 [Member] Commodity contracts [Member]		Mar. 31, 2013 Level 1 [Member] Commodity contracts [Member]		Sep. 30, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Equities [Member]		Sep. 30, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Japanese government securities [Member]		Mar. 31, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Japanese government securities [Member]		Sep. 30, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Sep. 30, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Level 1 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Sep. 30, 2013 Level 1 [Member] Derivative assets [Member]	Mar. 31, 2013 Level 1 [Member] Derivative assets [Member]	Sep. 30, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Sep. 30, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Japanese government securities [Member]	Mar. 31, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Japanese government securities [Member]	Sep. 30, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Mar. 31, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Sep. 30, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Mar. 31, 2013 Level 1 [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Sep. 30, 2013 Level 2 [Member]		Mar. 31, 2013 Level 2 [Member]		Sep. 30, 2013 Level 2 [Member] Equity contracts [Member]		Mar. 31, 2013 Level 2 [Member] Equity contracts [Member]		Sep. 30, 2013 Level 2 [Member] Interest rate contracts [Member]		Mar. 31, 2013 Level 2 [Member] Interest rate contracts [Member]		Sep. 30, 2013 Level 2 [Member] Credit contracts [Member]		Mar. 31, 2013 Level 2 [Member] Credit contracts [Member]		Sep. 30, 2013 Level 2 [Member] Foreign exchange contracts [Member]		Mar. 31, 2013 Level 2 [Member] Foreign exchange contracts [Member]		Sep. 30, 2013 Level 2 [Member] Commodity contracts [Member]		Mar. 31, 2013 Level 2 [Member] Commodity contracts [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Equities [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Sep. 30, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Level 2 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Sep. 30, 2013 Level 2 [Member] Derivative assets [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Japanese agency and municipal securities [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Japanese agency and municipal securities [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Commercial mortgage-backed securities ("CMBS") [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Residential mortgage-backed securities ("RMBS") [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Residential mortgage-backed securities ("RMBS") [Member]	Sep. 30, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Mar. 31, 2013 Level 2 [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Sep. 30, 2013 Level 3 [Member]		Mar. 31, 2013 Level 3 [Member]		Sep. 30, 2013 Level 3 [Member] Equity contracts [Member]		Mar. 31, 2013 Level 3 [Member] Equity contracts [Member]		Sep. 30, 2013 Level 3 [Member] Interest rate contracts [Member]		Mar. 31, 2013 Level 3 [Member] Interest rate contracts [Member]		Sep. 30, 2013 Level 3 [Member] Credit contracts [Member]		Mar. 31, 2013 Level 3 [Member] Credit contracts [Member]		Sep. 30, 2013 Level 3 [Member] Foreign exchange contracts [Member]		Mar. 31, 2013 Level 3 [Member] Foreign exchange contracts [Member]		Sep. 30, 2013 Level 3 [Member] Commodity contracts [Member]		Mar. 31, 2013 Level 3 [Member] Commodity contracts [Member]		Mar. 31, 2012 Level 3 [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2012 Level 3 [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Equities [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Private equity investments [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Private equity investments [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Sep. 30, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Level 3 [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Sep. 30, 2013 Level 3 [Member] Derivative assets [Member]	Mar. 31, 2013 Level 3 [Member] Derivative assets [Member]	Sep. 30, 2013 Level 3 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2013 Level 3 [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Sep. 30, 2013 Level 3 [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2013 Level 3 [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Sep. 30, 2013 Counterparty and Cash Collateral Netting [Member]		Mar. 31, 2013 Counterparty and Cash Collateral Netting [Member]		Sep. 30, 2013 Counterparty and Cash Collateral Netting [Member] Netting [Member]		Mar. 31, 2013 Counterparty and Cash Collateral Netting [Member] Netting [Member]		Sep. 30, 2013 Counterparty and Cash Collateral Netting [Member] Derivative assets [Member]		Mar. 31, 2013 Counterparty and Cash Collateral Netting [Member] Derivative assets [Member]	Sep. 30, 2013 Balance of financial instruments [Member]		Mar. 31, 2013 Balance of financial instruments [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Equity contracts [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Equity contracts [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Interest rate contracts [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Interest rate contracts [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Credit contracts [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Credit contracts [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Foreign exchange contracts [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Foreign exchange contracts [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Commodity contracts [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Commodity contracts [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Netting [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Netting [Member]		Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Japanese government securities [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Commercial mortgage-backed securities ("CMBS") [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Residential mortgage-backed securities ("RMBS") [Member]	Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2012 Balance of financial instruments [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Equities [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Equities [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Private equity investments [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Private equity investments [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Japanese government securities [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Japanese government securities [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Japanese agency and municipal securities [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Foreign government, agency and municipal securities [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Bank and corporate debt securities and loans for trading purposes [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Commercial mortgage-backed securities ("CMBS") [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Residential mortgage-backed securities ("RMBS") [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Real estate-backed securities [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Collateralized debt obligations ("CDO") and other [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Balance of financial instruments [Member] Trading assets and private equity investments [Member] Investment trust funds and other [Member]		Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Equities [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Japanese government securities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Japanese government securities [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Japanese agency and municipal securities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Japanese agency and municipal securities [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Foreign government, agency and municipal securities [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Bank and corporate debt securities [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Commercial mortgage-backed securities ("CMBS") [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Residential mortgage-backed securities ("RMBS") [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Residential mortgage-backed securities ("RMBS") [Member]	Sep. 30, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]	Mar. 31, 2013 Balance of financial instruments [Member] Derivative assets [Member] Trading liabilities [Member] Investment trust funds and other [Member]
Assets:
Total trading assets and private equity investments					¥ 8,554,000,000,000	[1]	¥ 8,057,000,000,000	[1]																			¥ 1,346,000,000,000	[1],[2]	¥ 1,008,000,000,000	[1],[2]	¥ 3,066,000,000,000	[1]	¥ 3,331,000,000,000	[1]	¥ 3,933,000,000,000	[1]	¥ 3,574,000,000,000	[1]	¥ 209,000,000,000	[1]	¥ 144,000,000,000	[1]											¥ 7,010,000,000,000	[1]	¥ 6,697,000,000,000	[1]																					¥ 1,279,000,000,000	[1],[2]	¥ 720,000,000,000	[1],[2]	¥ 141,000,000,000	[1]	¥ 72,000,000,000	[1]	¥ 1,316,000,000,000	[1]	¥ 1,466,000,000,000	[1]	¥ 1,443,000,000,000	[1]	¥ 1,375,000,000,000	[1]	¥ 160,000,000,000	[1]	¥ 161,000,000,000	[1]	¥ 2,470,000,000,000	[1]	¥ 2,720,000,000,000	[1]	¥ 160,000,000,000	[1],[3]	¥ 138,000,000,000	[1],[3]	¥ 41,000,000,000	[1]	¥ 45,000,000,000	[1]																¥ 360,000,000,000	[1],[4]	¥ 479,000,000,000	[1]																							¥ 102,000,000,000	[1],[2]	¥ 129,000,000,000	[1],[2]	¥ 84,000,000,000	[1],[2]	¥ 87,000,000,000	[1],[2]	¥ 0	[1]	¥ 27,000,000,000	[1]	¥ 91,000,000,000	[1]	¥ 101,000,000,000	[1]	¥ 69,000,000,000	[1]	¥ 7,000,000,000	[1]	¥ 6,000,000,000	[1]	¥ 3,000,000,000	[1]	¥ 4,000,000,000	[1]	¥ 5,000,000,000	[1]	¥ 68,000,000,000	[1]	¥ 13,000,000,000	[1],[3]	¥ 12,000,000,000	[1],[3]	¥ 18,000,000,000	[1]	¥ 13,000,000,000	[1]								[1],[5]		[1],[5]								¥ 15,924,000,000,000	[1]	¥ 15,233,000,000,000	[1]																																		¥ 2,727,000,000,000	[1],[2]	¥ 1,857,000,000,000	[1],[2]	¥ 84,000,000,000	[1],[2]	¥ 87,000,000,000	[1],[2]	¥ 3,066,000,000,000	[1]	¥ 3,331,000,000,000	[1]	¥ 141,000,000,000	[1]	¥ 72,000,000,000	[1]	¥ 5,276,000,000,000	[1]	¥ 5,131,000,000,000	[1]	¥ 1,544,000,000,000	[1]	¥ 1,444,000,000,000	[1]	¥ 167,000,000,000	[1]	¥ 167,000,000,000	[1]	¥ 2,473,000,000,000	[1]	¥ 2,724,000,000,000	[1]	¥ 5,000,000,000	[1]	¥ 68,000,000,000	[1]	¥ 173,000,000,000	[1],[3]	¥ 150,000,000,000	[1],[3]	¥ 268,000,000,000	[1]	¥ 202,000,000,000	[1]
Total derivative, Assets	26,311,000,000,000	[6]	27,575,000,000,000	[6]	1,113,000,000,000	[4]	728,000,000,000	[4]	1,100,000,000,000	[4]	723,000,000,000	[4]	12,000,000,000	[4]	4,000,000,000	[4]	0	[4]	0	[4]			1,000,000,000	[4]	1,000,000,000	[4]																											24,888,000,000,000	[4]	26,479,000,000,000	[4]	1,233,000,000,000	[4]	1,058,000,000,000	[4]	19,546,000,000,000	[4]	21,621,000,000,000	[4]	1,504,000,000,000	[4]	1,706,000,000,000	[4]	2,605,000,000,000	[4]	2,094,000,000,000	[4]	0	[4]	0	[4]																																																310,000,000,000	[4]	368,000,000,000	[4]	83,000,000,000	[4]	76,000,000,000	[4]	127,000,000,000	[4]	148,000,000,000	[4]	85,000,000,000	[4]	133,000,000,000	[4]	15,000,000,000	[4]	11,000,000,000	[4]	0		0	[4]																																															(23,818,000,000,000)	[4],[5]	(25,684,000,000,000)	[4],[5]	(23,818,000,000,000)	[4],[5]	(25,684,000,000,000)	[4],[5]				2,493,000,000,000	[4],[7]	1,891,000,000,000	[4],[7]	2,416,000,000,000	[4]	1,857,000,000,000	[4]	19,685,000,000,000	[4]	21,773,000,000,000	[4]	1,589,000,000,000	[4]	1,839,000,000,000	[4]	2,620,000,000,000	[4]	2,105,000,000,000	[4]	1,000,000,000	[4]	1,000,000,000	[4]	(23,818,000,000,000)	[4],[8]	(25,684,000,000,000)	[4],[8]
Subtotal, Assets					9,667,000,000,000		8,785,000,000,000																																														31,898,000,000,000		33,176,000,000,000																																																																					670,000,000,000		847,000,000,000																																																																				(23,818,000,000,000)	[5]	(25,684,000,000,000)	[5]								18,417,000,000,000		17,124,000,000,000
Loans and receivables						[9]		[9]																																													259,000,000,000	[9]	521,000,000,000	[9]																																																																				2,000,000,000	[9]	3,000,000,000	[9]																																																																				[5],[9]		[5],[9]								261,000,000,000	[9]	524,000,000,000	[9]
Collateralized agreements	15,928,851,000,000		14,115,257,000,000			[10]		[10]																																													1,218,000,000,000	[10]	998,000,000,000	[10]																																																																					[10]		[10]																																																																				[10],[5]		[10],[5]								1,218,000,000,000	[10]	998,000,000,000	[10]
Other assets
Non-trading debt securities	1,003,495,000,000		920,611,000,000		426,000,000,000		409,000,000,000																																														573,000,000,000		508,000,000,000																																																																					4,000,000,000		4,000,000,000																																																																					[5]		[5]								1,003,000,000,000		921,000,000,000
Other	591,815,000,000		602,159,000,000		227,000,000,000	[2]	172,000,000,000	[2]																																													24,000,000,000	[2]	15,000,000,000	[2]																																																																				60,000,000,000	[2]	60,000,000,000	[2]																																																																				[2],[5]		[2],[5]								311,000,000,000	[2]	247,000,000,000	[2]
Total assets, fair value disclosure					10,320,000,000,000		9,366,000,000,000																																														33,972,000,000,000		35,218,000,000,000																																																																					736,000,000,000		914,000,000,000																																																																				(23,818,000,000,000)	[5]	(25,684,000,000,000)	[5]								21,210,000,000,000		19,814,000,000,000
Liabilities
Total trading liabilities					6,519,000,000,000		5,740,000,000,000																																				6,519,000,000,000	5,740,000,000,000	760,000,000,000	922,000,000,000	2,654,000,000,000	2,151,000,000,000	3,009,000,000,000	2,627,000,000,000	96,000,000,000	40,000,000,000	1,065,000,000,000		866,000,000,000																																																						1,065,000,000,000	866,000,000,000	93,000,000,000	87,000,000,000	1,000,000,000	0	622,000,000,000	477,000,000,000	340,000,000,000	288,000,000,000	1,000,000,000	7,000,000,000	1,000,000,000	2,000,000,000	12,000,000,000	0		0																						0	1,000,000,000																																							0	0	0	0	0	0		[5]		[5]						[5]		7,584,000,000,000		6,606,000,000,000																										992,000,000,000	2,624,000,000,000	2,290,000,000,000	234,000,000,000	1,000,000,000	0	0	[3]	46,000,000,000																																													7,584,000,000,000	6,606,000,000,000	853,000,000,000	1,009,000,000,000	2,654,000,000,000	2,151,000,000,000	1,000,000,000	0	3,631,000,000,000	3,104,000,000,000	340,000,000,000	288,000,000,000	1,000,000,000	7,000,000,000	1,000,000,000	98,000,000,000	52,000,000,000
Total derivative, Liabilities	26,094,000,000,000	[11],[6]	27,458,000,000,000	[11],[6]	1,204,000,000,000	[4]	830,000,000,000	[4]	1,193,000,000,000	[4]	827,000,000,000	[4]	10,000,000,000	[4]	2,000,000,000	[4]	0	[4]	0	[4]	0	[4]	1,000,000,000	[4]	1,000,000,000	[4]																	1,204,000,000,000	830,000,000,000									24,645,000,000,000	[4]	26,296,000,000,000	[4]	1,320,000,000,000	[4]	1,118,000,000,000	[4]	19,183,000,000,000	[4]	21,312,000,000,000	[4]	1,704,000,000,000	[4]	1,871,000,000,000	[4]	2,438,000,000,000	[4]	1,994,000,000,000	[4]	0	[4]	1,000,000,000	[4]																																	24,645,000,000,000	26,296,000,000,000														320,000,000,000	[4]	395,000,000,000	[4]	69,000,000,000	[4]	71,000,000,000	[4]	180,000,000,000	[4]	202,000,000,000	[4]	56,000,000,000	[4]	108,000,000,000	[4]	15,000,000,000	[4]	14,000,000,000	[4]	0	[4]	0	[4]																																									320,000,000,000	395,000,000,000					(23,883,000,000,000)	[4],[5]	(25,636,000,000,000)	[4],[5]	(23,883,000,000,000)	[4],[5]	(25,636,000,000,000)	[4],[5]	(23,883,000,000,000)	[5]	(25,636,000,000,000)	2,286,000,000,000	[4],[7]	1,885,000,000,000	[4],[7]	2,582,000,000,000	[4]	2,016,000,000,000	[4]	19,373,000,000,000	[4]	21,516,000,000,000	[4]	1,760,000,000,000	[4]	1,979,000,000,000	[4]	2,453,000,000,000	[4]	2,008,000,000,000	[4]	1,000,000,000	[4]	2,000,000,000	[4]	(23,883,000,000,000)	[4],[8]	(25,636,000,000,000)	[4],[8]																																																						2,286,000,000,000	1,885,000,000,000
Subtotal, Liabilities					7,723,000,000,000		6,570,000,000,000																																				7,723,000,000,000	6,570,000,000,000									25,710,000,000,000		27,162,000,000,000																																																						25,710,000,000,000	27,162,000,000,000														320,000,000,000		395,000,000,000																																																														320,000,000,000	395,000,000,000					(23,883,000,000,000)	[5]	(25,636,000,000,000)	[5]					(23,883,000,000,000)	[5]	(25,636,000,000,000)	9,870,000,000,000		8,491,000,000,000																																																																															9,870,000,000,000	8,491,000,000,000
Short-term borrowings	56,394,000,000		77,036,000,000			[12]		[12]																																													56,000,000,000	[12]	73,000,000,000	[12]																																																					56,000,000,000	73,000,000,000														0	[12]	4,000,000,000	[12]																																																													0	4,000,000,000						[12],[5]		[12],[5]						[5]		56,000,000,000	[12]	77,000,000,000	[12]																																																																														56,000,000,000	77,000,000,000
Payables and deposits						[13]		[13]																																													0	[13]	0	[13]																																																					0	0														1,000,000,000	[13]	1,000,000,000	[13]																																																													1,000,000,000	1,000,000,000						[13],[5]		[13],[5]						[5]		1,000,000,000	[13]	1,000,000,000	[13]																																																																														1,000,000,000	1,000,000,000
Collateralized financing	17,324,395,000,000		15,409,383,000,000			[10]		[10]																																													810,000,000,000	[10]	265,000,000,000	[10]																																																					810,000,000,000	265,000,000,000															[10]		[10]																																																																				[10],[5]		[10],[5]						[5]		810,000,000,000	[10]	265,000,000,000	[10]																																																																														810,000,000,000	265,000,000,000
Long-term borrowings	1,707,660,000,000	[12]	1,664,536,000,000		135,000,000,000	[12],[14],[15]	114,000,000,000	[12],[14],[15]																																			135,000,000,000	114,000,000,000									1,290,000,000,000	[12],[14],[15]	1,263,000,000,000	[12],[14],[15]																																																					1,290,000,000,000	1,263,000,000,000														213,000,000,000	[12],[14],[15]	222,000,000,000	[12],[14],[15]																																																													213,000,000,000	222,000,000,000						[12],[14],[15],[5]		[12],[14],[15],[5]						[5]		1,638,000,000,000	[12],[14],[15]	1,599,000,000,000	[12],[14],[15]																																																																														1,638,000,000,000	1,599,000,000,000
Other liabilities					79,000,000,000	[16]	39,000,000,000	[16]																																			79,000,000,000	39,000,000,000									16,000,000,000	[16]	11,000,000,000	[16]																																																					16,000,000,000	11,000,000,000														0	[16]	0	[16]																																																													0	0						[16],[5]		[16],[5]						[5]		95,000,000,000	[16]	50,000,000,000	[16]																																																																														95,000,000,000	50,000,000,000
Total liabilities, fair value disclosure					¥ 7,937,000,000,000		¥ 6,723,000,000,000																																				¥ 7,937,000,000,000	¥ 6,723,000,000,000									¥ 27,882,000,000,000		¥ 28,774,000,000,000																																																						¥ 27,882,000,000,000	¥ 28,774,000,000,000														¥ 534,000,000,000		¥ 622,000,000,000																																																														¥ 534,000,000,000	¥ 622,000,000,000					¥ (23,883,000,000,000)	[5]	¥ (25,636,000,000,000)	[5]					¥ (23,883,000,000,000)	[5]	¥ (25,636,000,000,000)	¥ 12,470,000,000,000		¥ 10,483,000,000,000																																																																															¥ 12,470,000,000,000	¥ 10,483,000,000,000

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.
[7]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[8]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under legally enforceable master netting and similar agreements in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of \985 billion of cash collateral receivables against net derivative liabilities and \1,033 billion of cash collateral payables against net derivative assets. As of September 30, 2013, Nomura offset a total of \1,012 billion of cash collateral receivables against net derivative liabilities and \937 billion of cash collateral payables against net derivative assets.
[9]	Includes loans for which the fair value option is elected.
[10]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[11]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[12]	Includes structured notes for which the fair value option is elected.
[13]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[14]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[15]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[16]	Includes loan commitments for which the fair value option is elected.